Employee Benefit Plan - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Postemployment Benefits [Abstract]
Matching contributions to the plan	$ 0	$ 0	$ 0	$ 0	$ 36,000